Goodwill - Perpetuity Growth Rate Applied to Cash Flow Projections (Details)	Dec. 31, 2018	Dec. 31, 2017
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Growth rate applied to cash flow projections	0.90%	0.80%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Growth rate applied to cash flow projections	4.50%	4.50%
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Growth rate applied to cash flow projections	0.80%	0.80%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Growth rate applied to cash flow projections	1.00%	1.00%